Investment in finance leases, net - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Flight Equipment, Net [Abstract]
Direct financing leases, interest income	$ 96	$ 101	$ 130